Business Segment Information (Tables)	12 Months Ended
Dec. 31, 2013
Business Segment Information [Abstract]
Segment Profit And Assets

	Transportation & International Finance	North American Commerical Finance	Non-Strategic Portfolios	Corporate & Other	Total CIT

For the year ended December 31, 2013
Interest income	$ 254.9	$ 828.6	$ 157.2	$ 14.5	$ 1,255.2
Interest expense	(585.5)	(284.3)	(130.2)	(60.9)	(1,060.9)
Provision for credit losses	(18.7)	(35.5)	(10.8)	0.1	(64.9)
Rental income on operating leases	1,682.4	104.0	111.0	-	1,897.4
Other income	82.2	306.5	(14.6)	7.2	381.3
Depreciation on operating lease equipment	(433.3)	(75.1)	(32.2)	-	(540.6)
Maintenance and other operating lease expenses	(163.0)	-	(0.1)	-	(163.1)
Operating expenses	(255.3)	(479.5)	(143.1)	(92.3)	(970.2)
Income (loss) from continuing operations before (provision) benefit for income taxes	$ 563.7	$ 364.7	$ (62.8)	$ (131.4)	$ 734.2
Select Period End Balances
Loans	$ 3,494.4	$ 14,693.1	$ 441.7	$ -	$ 18,629.2
Credit balances of factoring clients	-	(1,336.1)	-	-	(1,336.1)
Assets held for sale	158.5	38.2	806.7	-	1,003.4
Operating lease equipment, net	12,778.5	240.5	16.4	-	13,035.4

For the year ended December 31, 2012
Interest income	$ 218.2	$ 976.5	$ 180.3	$ 19.0	$ 1,394.0
Interest expense	(1,331.5)	(750.9)	(262.4)	(320.9)	(2,665.7)
Provision for credit losses	(14.5)	(44.0)	7.3	(0.2)	(51.4)
Rental income on operating leases	1,666.3	99.4	135.1	-	1,900.8
Other income	65.8	555.2	(9.1)	2.8	614.7
Depreciation on operating lease equipment	(410.9)	(71.9)	(30.4)	-	(513.2)
Maintenance and other operating lease expenses	(139.3)	-	(0.1)	-	(139.4)
Operating expenses	(220.3)	(497.0)	(145.7)	(31.0)	(894.0)
Loss on debt extinguishments	-	-	-	(61.2)	(61.2)
Income (loss) from continuing operations before (provision) benefit for income taxes	$ (166.2)	$ 267.3	$ (125.0)	$ (391.5)	$ (415.4)
Select Period End Balances
Loans	$ 2,556.5	$ 13,084.4	$ 1,512.2	$ -	$ 17,153.1
Credit balances of factoring clients	-	(1,256.5)	-	-	(1,256.5)
Assets held for sale	173.6	42.1	429.1	-	644.8
Operating lease equipment, net	12,178.0	150.9	82.8	-	12,411.7

For the year ended December 31, 2011
Interest income	$ 236.1	$ 1,460.9	$ 254.1	$ 20.8	$ 1,971.9
Interest expense	(965.8)	(954.3)	(258.4)	(325.7)	(2,504.2)
Provision for credit losses	(20.5)	(228.4)	(20.8)	-	(269.7)
Rental income on operating leases	1,514.3	101.2	170.1	-	1,785.6
Other income	118.4	725.2	108.0	2.6	954.2
Depreciation on operating lease equipment	(363.1)	(98.3)	(77.2)	-	(538.6)
Maintenance and other operating lease expenses	(157.8)	-	-		(157.8)
Operating expenses	(198.0)	(448.5)	(170.1)	(44.1)	(860.7)
Loss on debt extinguishments	-	-	-	(134.8)	(134.8)
Income (loss) from continuing operations before (provision) benefit for income taxes	$ 163.6	$ 557.8	$ 5.7	$ (481.2)	$ 245.9
Select Period End Balances
Loans	$ 1,848.1	$ 11,894.7	$ 1,483.0	$ -	$ 15,225.8
Credit balances of factoring clients	-	(1,225.5)	-	-	(1,225.5)
Assets held for sale	84.0	186.6	410.1	-	680.7
Operating lease equipment, net	11,770.7	169.4	66.3	-	12,006.4

Geographic Regions

		Total Assets (3)	Total Revenue from continuing operations	Income (loss) from continuing operations before provision for income taxes	Income (loss) from continuing operations before attribution of noncontrolling interests
U.S. (3)	2013	$ 34,121.0	$ 2,201.7	$ 374.2	$ 354.6
	2012	30,829.1	2,464.2	(1,004.3)	(1,046.1)
	2011	32,338.3	2,910.4	(593.0)	(618.4)

Europe	2013	$ 7,679.6	$ 807.4	$ 167.3	$ 121.5
	2012	7,274.9	822.7	224.7	195.4
	2011	6,938.2	897.6	238.8	196.3

Other foreign (1) (2)	2013	$ 5,338.4	$ 524.8	$ 192.7	$ 174.2
	2012	5,908.0	622.6	364.2	318.6
	2011	5,986.9	903.7	600.1	511.0

Total consolidated	2013	$ 47,139.0	$ 3,533.9	$ 734.2	$ 650.3
	2012	44,012.0	3,909.5	(415.4)	(532.1)
	2011	45,263.4	4,711.7	245.9	88.9

(1)

Includes Canada region results which had income before income taxes of $79.5 million in 2013, $164.3 million in 2012 and $257.7 million in 2011 and income before noncontrolling interests of $69.2 million in 2013, $112.0 million in 2012 and $207.0 million in 2011.

(2)

Includes Caribbean region results which had income before income taxes of $49.6 million in 2013, $203.5 million in 2012 and $230.4 million in 2011 and income before noncontrolling interests of $50.4 million in 2013, $199.7 million in 2012 and $228.2 million in 2011.

(3)

Includes Assets of discontinued operation of $3,821.4 million at December 31, 2013, $4,202.6 million at December 31, 2012, and $7,021.9 million at December 31, 2011.  The Assets of discontinued operation are in the U.S.